Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,139	$ 980	$ 1,069	$ 893
Provision for credit losses
Originations	10	3	23	10
Maturities	(16)	(12)	(39)	(29)
Changes in risk, parameters and exposures	175	163	591	478
Write-offs	(210)	(164)	(670)	(465)
Recoveries	55	47	180	131
Exchange rate and other	3		2	(1)
Balance at end of period	1,156	1,017	1,156	1,017
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	192	199	203	177
Provision for credit losses
Transfers to Stage 1	151	120	426	409
Transfers to Stage 2	(26)	(31)	(81)	(73)
Transfers to Stage 3	(1)		(2)	(1)
Originations	10	3	23	10
Maturities	(1)	(3)	(3)	(5)
Changes in risk, parameters and exposures	(123)	(92)	(364)	(320)
Exchange rate and other	2		2	(1)
Balance at end of period	204	196	204	196
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	947	781	866	716
Provision for credit losses
Transfers to Stage 1	(151)	(120)	(426)	(409)
Transfers to Stage 2	26	31	81	73
Transfers to Stage 3	(127)	(103)	(353)	(295)
Maturities	(15)	(9)	(36)	(24)
Changes in risk, parameters and exposures	270	241	819	760
Exchange rate and other	2		1
Balance at end of period	952	821	952	821
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	128	103	355	296
Changes in risk, parameters and exposures	28	14	136	38
Write-offs	(210)	(164)	(670)	(465)
Recoveries	55	$ 47	180	$ 131
Exchange rate and other	$ (1)		$ (1)